UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-08397

THE MARSICO INVESTMENT FUND
(Exact name of registrant as specified in charter)

1200 17th Street, Suite 1600
Denver, CO 80202
 (Address of principal executive offices)(zip code)

Christopher J. Marsico
The Marsico Investment Fund
1200 17th Street, Suite 1600
Denver, CO 80202
(Name and address of agent for service)

Copies to:
Anthony H. Zacharski
Dechert LLP
90 State House Square
Hartford, CT 06103

Registrant's telephone number, including area code: (303)454-5600

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

Item 1.  Schedule of Investments

Marsico Focus Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2016
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Application Software
salesforce.com, inc.*	437,999	$29,985,412	5.79%

Biotechnology
Celgene Corporation*	191,580	22,175,385	4.28

Data Processing & Outsourced Services
PayPal Holdings, Inc.*	393,900	15,547,233	3.00
Visa, Inc. - Cl. A	469,025	36,593,330	7.06
		52,140,563	10.06

Diversified Banks
Wells Fargo & Company	335,864	18,509,465	3.57

General Merchandise Stores
Dollar Tree, Inc.*	117,491	9,067,955	1.75

Home Entertainment Software
Activision Blizzard, Inc.	453,250	16,366,858	3.16

Home Improvement Retail
The Home Depot, Inc.	170,255	22,827,790	4.40

Internet & Direct Marketing Retail
Amazon.com, Inc.*	43,547	32,654,589	6.30
The Priceline Group, Inc.*	18,339	26,886,074	5.19
		59,540,663	11.49

Internet Software & Services
Alibaba Group Holding Ltd. Spon. ADR*	463,984	40,742,435	7.86
Alphabet, Inc. - Cl. A*	27,745	21,986,525	4.25
Facebook, Inc. - Cl. A*	364,460	41,931,123	8.09
		104,660,083	20.20

IT Consulting & Other Services
Accenture PLC - Cl. A	131,527	15,405,758	2.97

Managed Health Care
UnitedHealth Group, Inc.	243,514	38,971,981	7.52

Movies & Entertainment
The Walt Disney Company	160,632	16,741,067	3.23

Packaged Foods & Meats
The Kraft Heinz Company	178,986	15,629,058	3.02

Restaurants
Domino's Pizza Enterprises Ltd.	265,637	$12,458,387	2.40%

Specialized Finance
IntercontinentalExchange, Inc.	231,928	13,085,378	2.53

Specialized REITs
Crown Castle International Corp.	185,730	16,115,792	3.11

Specialty Chemicals
The Sherwin-Williams Company	71,075	19,100,695	3.69

Specialty Stores
Tractor Supply Company	12,180	923,366	0.18

TOTAL COMMON STOCKS (Cost $384,838,196)		483,705,656	93.35

SHORT-TERM INVESTMENTS
State Street Institutional U.S. Government Money Market Fund, 0.000%	39,976,280	39,976,280	7.71

TOTAL SHORT-TERM INVESTMENTS (Cost $39,976,280)		39,976,280	7.71

TOTAL INVESTMENTS (Cost $424,814,476)		523,681,936	101.06

Liabilities, Less Cash and Other Assets		(5,468,002)	(1.06)
NET ASSETS		$518,213,934	100.00%

*	Non-income producing.

See notes to schedules of investments.

Marsico Growth Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2016
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
Lockheed Martin Corporation	30,332	$7,581,180	3.06%
Raytheon Company	31,428	4,462,776	1.80
		12,043,956	4.86

Application Software
Adobe Systems, Inc.*	72,717	7,486,215	3.02
salesforce.com, inc.*	90,863	6,220,481	2.51
		13,706,696	5.53

Automotive Retail
O'Reilly Automotive, Inc.*	19,232	5,354,381	2.16

Biotechnology
Amgen, Inc.	51,709	7,560,373	3.05
Celgene Corporation*	45,615	5,279,936	2.13
		12,840,309	5.18

Construction Materials
Vulcan Materials Company	39,123	4,896,244	1.98

Data Processing & Outsourced Services
FleetCor Technologies, Inc.*	35,707	5,053,255	2.04
PayPal Holdings, Inc.*	193,780	7,648,496	3.09
Visa, Inc. - Cl. A	130,046	10,146,189	4.09
		22,847,940	9.22

Distillers & Vintners
Constellation Brands, Inc. - Cl. A	25,951	3,978,548	1.60

Diversified Banks
Wells Fargo & Company	104,922	5,782,251	2.33

General Merchandise Stores
Dollar Tree, Inc.*	44,459	3,431,346	1.38

Health Care Equipment
Edwards Lifesciences Corporation*	29,732	2,785,888	1.12

Health Care Facilities
HCA Holdings, Inc.*	56,135	4,155,113	1.68

Health Care Services
Laboratory Corporation of America Holdings*	46,035	5,909,973	2.38

Home Improvement Retail
The Home Depot, Inc.	55,293	$7,413,686	2.99%

Hotel & Resort REITs
MGM Growth Properties LLC - Cl. A	151,872	3,843,880	1.55

Housewares & Specialties
Newell Brands, Inc.	107,455	4,797,866	1.94

Internet & Direct Marketing Retail
Amazon.com, Inc.*	17,369	13,024,492	5.25
The Priceline Group, Inc.*	5,779	8,472,361	3.42
		21,496,853	8.67

Internet Software & Services
Alibaba Group Holding Ltd. Spon. ADR*	122,935	10,794,922	4.35
Alphabet, Inc. - Cl. A*	11,223	8,893,666	3.59
Facebook, Inc. - Cl. A*	117,910	13,565,546	5.47
		33,254,134	13.41

IT Consulting & Other Services
Accenture PLC - Cl. A	67,402	7,894,796	3.18

Managed Health Care
UnitedHealth Group, Inc.	54,741	8,760,750	3.53

Movies & Entertainment
The Walt Disney Company	37,984	3,958,693	1.60

Multi-Sector Holdings
Berkshire Hathaway, Inc. - Cl. B*	65,900	10,740,382	4.33

Packaged Foods & Meats
The Kraft Heinz Company	81,879	7,149,674	2.88
TreeHouse Foods, Inc.*	66,129	4,773,853	1.93
		11,923,527	4.81

Pharmaceuticals
Zoetis, Inc.	126,679	6,781,127	2.74

Regional Banks
First Republic Bank	57,608	5,308,001	2.14

Research & Consulting Services
Nielsen Holdings PLC	166,398	6,980,396	2.82

Specialized Finance
IntercontinentalExchange, Inc.	80,625	4,548,863	1.84

Specialized REITs
Crown Castle International Corp.	73,716	6,396,337	2.58

Specialty Chemicals
The Sherwin-Williams Company	30,964	8,321,265	3.36

TOTAL COMMON STOCKS (Cost $210,392,373)		250,153,201	100.91

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	713,071	713,071	0.29

TOTAL SHORT-TERM INVESTMENTS (Cost $713,071)		713,071	0.29

TOTAL INVESTMENTS (Cost $211,105,444)		250,866,272	101.20

Liabilities, Less Cash and Other Assets		(2,971,775)	(1.20)
NET ASSETS		$247,894,497	100.00%

*	Non-income producing.

See notes to schedules of investments.

Marsico 21ST Century Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2016
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
BE Aerospace, Inc.	57,428	$3,456,591	1.60%

Apparel Retail
Burlington Stores, Inc.*	73,738	6,249,296	2.90

Application Software
Adobe Systems, Inc.*	46,275	4,764,011	2.21
Atlassian Corporation PLC - Cl. A*	39,927	961,442	0.45
Blackbaud, Inc.	53,910	3,450,240	1.60
Mobileye N.V.*	64,247	2,449,096	1.14
PTC, Inc.*	45,989	2,127,911	0.99
salesforce.com, inc.*	118,554	8,116,207	3.77
The Descartes Systems Group, Inc.*	107,200	2,285,879	1.06
		24,154,786	11.22

Automobile Manufacturers
Tesla Motors, Inc.*	10,041	2,145,661	1.00

Automotive Retail
O'Reilly Automotive, Inc.*	16,832	4,686,197	2.18

Biotechnology
Alkermes PLC*	37,126	2,063,463	0.96

Communications Equipment
Palo Alto Networks, Inc.*	29,960	3,746,498	1.74

Construction Materials
Vulcan Materials Company	40,483	5,066,447	2.35

Data Processing & Outsourced Services
Broadridge Financial Solutions, Inc.	55,281	3,665,130	1.70
FleetCor Technologies, Inc.*	35,943	5,086,653	2.36
MasterCard, Inc. - Cl. A	86,574	8,938,766	4.15
Paysafe Group PLC*	557,718	2,552,062	1.19
Vantiv, Inc. - Cl. A*	55,837	3,329,002	1.55
		23,571,613	10.95

Distillers & Vintners
Constellation Brands, Inc. - Cl. A	59,452	9,114,586	4.23

Distributors
LKQ Corporation*	67,568	2,070,959	0.96

Diversified Support Services
Healthcare Services Group, Inc.	116,444	$4,561,112	2.12%

Electronic Equipment & Instruments
Cognex Corporation	8,810	560,492	0.26

Food Retail
Whole Foods Market, Inc.	17,871	549,712	0.25

Health Care Equipment
Dexcom, Inc.*	33,314	1,988,846	0.92
Intuitive Surgical, Inc.*	10,079	6,391,799	2.97
Teleflex, Inc.	21,130	3,405,100	1.58
		11,785,745	5.47

Health Care Facilities
Acadia Healthcare Company, Inc.*	78,555	2,600,170	1.21
VCA, Inc.*	15,963	1,095,860	0.51
		3,696,030	1.72

Home Entertainment Software
Activision Blizzard, Inc.	58,832	2,124,424	0.99
Electronic Arts, Inc.*	44,171	3,478,908	1.61
		5,603,332	2.60

Hotels, Resorts & Cruise Lines
Marriott International, Inc. - Cl. A	33,638	2,781,190	1.29
Norwegian Cruise Line Holdings Ltd.*	136,772	5,816,913	2.70
		8,598,103	3.99

Integrated Telecommunication Services
SBA Communications Corporation - Cl. A*	43,307	4,471,881	2.08

Internet & Direct Marketing Retail
Ctrip.com International, Ltd. ADR*	111,376	4,455,040	2.07
NetFlix, Inc.*	31,877	3,946,373	1.83
		8,401,413	3.90

Internet Software & Services
CoStar Group, Inc.*	33,310	6,278,602	2.91
Facebook, Inc. - Cl. A*	56,685	6,521,609	3.03
Scout24 A.G.*	61,007	2,172,209	1.01
		14,972,420	6.95

Investment Banking & Brokerage
The Charles Schwab Corporation	174,000	6,867,780	3.19

IT Consulting & Other Services
Gartner, Inc.*	12,966	1,310,474	0.61

Metal & Glass Containers
Ball Corporation	14,568	1,093,620	0.51

Packaged Foods & Meats
Blue Buffalo Pet Products, Inc.*	70,623	$1,697,777	0.79%
TreeHouse Foods, Inc.*	79,744	5,756,719	2.67
		7,454,496	3.46

Railroads
Genesee & Wyoming, Inc. - Cl. A*	56,428	3,916,668	1.82

Regional Banks
First Republic Bank	88,644	8,167,658	3.79
Signature Bank*	36,172	5,433,035	2.52
		13,600,693	6.31

Research & Consulting Services
Verisk Analytics, Inc. - Cl. A*	49,049	3,981,307	1.85

Restaurants
Domino's Pizza, Inc.	41,296	6,575,975	3.05

Soft Drinks
Monster Beverage Corporation*	83,895	3,719,904	1.73

Specialized Finance
Element Financial Corporation	284,993	2,644,779	1.23

Specialized REITs
Crown Castle International Corp.	49,545	4,299,020	2.00

Specialty Chemicals
The Sherwin-Williams Company	15,007	4,032,981	1.87

Specialty Stores
Tractor Supply Company	36,727	2,784,274	1.29
Ulta Salon Cosmetics & Fragrance, Inc.*	8,932	2,277,124	1.06
		5,061,398	2.35

TOTAL COMMON STOCKS (Cost $169,559,173)		214,085,432	99.41

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	2,833,879	2,833,879	1.32

TOTAL SHORT-TERM INVESTMENTS (Cost $2,833,879)		2,833,879	1.32

TOTAL INVESTMENTS (Cost $172,393,052)		216,919,311	100.73

Liabilities, Less Cash and Other Assets		(1,572,780)	(0.73)
NET ASSETS		$215,346,531	100.00%

*	Non-income producing.

See notes to schedules of investments.

Marsico International Opportunities Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2016
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Advertising
REA Group Ltd.	40,296	$1,606,067	3.07%

Airlines
Ryanair Holdings PLC Spon. ADR*	22,874	1,904,489	3.64

Application Software
Constellation Software, Inc.	3,502	1,591,361	3.05
Dassault Systemes	13,793	1,051,045	2.01
		2,642,406	5.06

Asset Management & Custody Banks
Hargreaves Lansdown PLC	101,566	1,518,311	2.91
Julius Baer Group Ltd.	24,275	1,078,227	2.06
		2,596,538	4.97

Biotechnology
Alkermes PLC*	10,417	578,977	1.11

Data Processing & Outsourced Services
Paysafe Group PLC*	336,352	1,539,113	2.95
Wirecard A.G.	59,258	2,550,635	4.88
		4,089,748	7.83

Diversified Banks
HDFC Bank Ltd. ADR	16,794	1,019,060	1.95

Drug Retail
Kusuri no Aoki Holdings Company Ltd.	24,800	1,103,401	2.11

General Merchandise Stores
Dollarama, Inc.	22,178	1,625,049	3.11

Health Care Equipment
Sartorius A.G., Preference Shares	13,840	1,027,092	1.97

Hotels, Resorts & Cruise Lines
Norwegian Cruise Line Holdings Ltd.*	24,402	1,037,817	1.99

Household Products
Reckitt Benckiser Group PLC	19,301	1,637,942	3.13

Industrial Machinery
FANUC Corporation	8,900	1,508,907	2.89

Internet & Direct Marketing Retail
Ctrip.com International, Ltd. ADR*	49,695	1,987,800	3.81

Start Today Company Ltd.	50,800	$877,563	1.68%
Yoox Net-A-Porter Group SpA*	38,525	1,092,508	2.09
		3,957,871	7.58

Internet Software & Services
Alibaba Group Holding Ltd. Spon. ADR*	21,616	1,898,101	3.63
Facebook, Inc. - Cl. A*	17,500	2,013,375	3.85
MercadoLibre, Inc.	4,142	646,732	1.24
Scout24 A.G.*	35,469	1,262,905	2.42
Tencent Holdings Ltd.	103,900	2,541,728	4.87
		8,362,841	16.01

IT Consulting & Other Services
InterXion Holding N.V.*	59,097	2,072,532	3.97

Pharmaceuticals
Bayer A.G.	15,225	1,588,717	3.04
Dechra Pharmaceuticals PLC	51,875	859,868	1.65
		2,448,585	4.69

Publishing
Next Company Ltd.	217,900	1,476,593	2.83

Research & Consulting Services
Nielsen Holdings PLC	33,508	1,405,661	2.69

Restaurants
Domino's Pizza Enterprises Ltd.	42,189	1,978,666	3.79
Domino's Pizza Group PLC	432,006	1,920,914	3.67
		3,899,580	7.46

Semiconductor Equipment
ASML Holding N.V.	23,463	2,634,078	5.04

Specialized Finance
Element Financial Corporation	234,301	2,174,349	4.16

Trading Companies & Distributors
MISUMI Group, Inc.	29,200	480,691	0.92
MonotaRO Company Ltd.	27,900	570,533	1.09
		1,051,224	2.01

TOTAL COMMON STOCKS (Cost $47,838,214)		51,860,807	99.27

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	180,840	180,840	0.35

TOTAL SHORT-TERM INVESTMENTS (Cost $180,840)		180,840	0.35

TOTAL INVESTMENTS (Cost $48,019,054)		52,041,647	99.62

Cash and Other Assets, Less Liabilities		200,917	0.38
NET ASSETS		$52,242,564	100.00%

*	Non-income producing.

See notes to schedules of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Market Value	Percent of Investment Securities
Argentina	$646,732	1.24%
Australia	3,584,733	6.89
Canada	5,390,759	10.36
China/Hong Kong	6,427,629	12.35
France	1,051,045	2.02
Germany	6,429,349	12.36
India	1,019,060	1.96
Ireland	2,483,466	4.77
Italy	1,092,508	2.10
Japan	6,017,688	11.56
Netherlands	4,706,610	9.04
Switzerland	1,078,227	2.07
United Kingdom	7,476,148	14.37
United States(1)	4,637,693	8.91
	$52,041,647	100.00%

(1)	Includes short-term securities.

Marsico Flexible Capital Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2016
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
BAE Systems PLC	989,974	$7,216,559	2.57%
Lockheed Martin Corporation	45,288	11,319,282	4.03
		18,535,841	6.60

Airport Services
Macquarie Infrastructure Corporation	88,696	7,246,463	2.58

Automotive Retail
O'Reilly Automotive, Inc.*	30,074	8,372,902	2.98

Biotechnology
Amgen, Inc.	62,461	9,132,423	3.25

Brewers
Molson Coors Brewing Company - Cl. B	106,382	10,352,032	3.69

Casinos & Gaming
Red Rock Resorts, Inc. - Cl. A	194,103	4,501,249	1.60

Communications Equipment
Cisco Systems, Inc.	377,027	11,393,756	4.06

Data Processing & Outsourced Services
Visa, Inc. - Cl. A	146,181	11,405,042	4.06

Distillers & Vintners
Constellation Brands, Inc. - Cl. A	125,176	19,190,732	6.83

Environmental & Facilities Services
Waste Management, Inc.	92,089	6,530,031	2.32

Home Improvement Retail
The Home Depot, Inc.	83,372	11,178,518	3.98

Integrated Telecommunication Services
AT&T, Inc.	149,187	6,344,923	2.26

Internet Software & Services
Alphabet, Inc. - Cl. A*	10,285	8,150,348	2.90
Facebook, Inc. - Cl. A*	88,130	10,139,357	3.61
		18,289,705	6.51

Leisure Facilities
ClubCorp Holdings, Inc.	384,205	5,513,342	1.96
Six Flags Entertainment Corporation	121,852	7,306,246	2.60
		12,819,588	4.56

Mortgage REITs
Starwood Property Trust, Inc.	375,761	$8,247,954	2.94%

Packaged Foods & Meats
TreeHouse Foods, Inc.*	103,924	7,502,274	2.67

Pharmaceuticals
Johnson & Johnson	87,095	10,034,215	3.57

Research & Consulting Services
Nielsen Holdings PLC	136,660	5,732,887	2.04

Restaurants
Domino's Pizza Group PLC	2,062,495	9,170,881	3.26

Specialized Finance
CME Group, Inc.	77,819	8,976,422	3.20

Specialized REITs
Crown Castle International Corp.	140,428	12,184,937	4.34

Technology Hardware, Storage & Peripherals
Apple, Inc.	78,639	9,107,969	3.24

TOTAL COMMON STOCKS (Cost $182,249,957)		226,250,744	80.54

CONVERTIBLE PREFERRED STOCKS
Pharmaceuticals
Allergan PLC, Series A, 5.500%	4,091	3,119,224	1.11

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,343,424)		3,119,224	1.11

	Par Value	Value	Percent of Net Assets
CORPORATE BONDS
Casinos & Gaming
MGM Resorts International, 6.625%, 12/15/21	$4,000,000	4,470,000	1.59

General Merchandise Stores
Dollar Tree, Inc., 5.750%, 3/1/23	5,000,000	5,294,100	1.88

Leisure Facilities
ClubCorp Club Operations, Inc. 144A, 8.250%, 12/15/23†	3,000,000	3,180,000	1.13

Metal & Glass Containers
Ball Corp., 4.000%, 11/15/23	5,000,000	4,900,000	1.74

Real Estate Development
The Howard Hughes Corporation 144A, 6.875%, 10/1/21†	4,000,000	4,215,200	1.50

Research & Consulting Services
IHS Markit Ltd. 144A, 5.000%, 11/1/22 †	6,000,000	6,225,000	2.22

Restaurants
Yum! Brands, Inc., 6.875%, 11/15/37	5,000,000	4,875,000	1.74

Wireless Telecommunication Services
T-Mobile USA, Inc., 6.464%, 4/28/19	4,000,000	4,070,000	1.45

TOTAL CORPORATE BONDS (Cost $35,888,112)	$37,229,300	13.25%

	Number of Shares	Value	Percent of Net Assets
PREFERRED STOCKS
Diversified Banks
JPMorgan Chase & Co., Series BB, 6.150%	151,122	3,867,212	1.38
Wells Fargo & Company, Series N, 5.200%	172,538	3,989,078	1.42
		7,856,290	2.80

Investment Banking & Brokerage
The Charles Schwab Corporation, Series C, 6.000%	100,212	2,532,357	0.90

Regional Banks
KeyCorp, Series C, 8.625%	95,349	2,430,446	0.87
Regions Financial Corporation, Series A, 6.375%	85,360	2,147,658	0.76
		4,578,104	1.63

TOTAL PREFERRED STOCKS (Cost $14,944,270)		14,966,751	5.33

TOTAL INVESTMENTS (Cost $236,425,763)		281,566,019	100.23

Liabilities, Less Cash and Other Assets		(644,638)	(0.23)
NET ASSETS		$280,921,381	100.00%

*	Non-income producing.

†	These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2016, the total value of the Fund’s 144A securities was 4.85% of net assets.

See notes to schedules of investments.

Marsico Global Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2016
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Airlines
Ryanair Holdings PLC Spon. ADR*	15,338	$1,277,042	3.54%

Apparel, Accessories & Luxury Goods
Adidas A.G.	6,572	1,038,741	2.88
Hermes International	2,772	1,137,999	3.16
		2,176,740	6.04

Application Software
salesforce.com, inc.*	15,483	1,059,966	2.94
SAP S.E.	12,916	1,125,888	3.13
		2,185,854	6.07

Automotive Retail
O'Reilly Automotive, Inc.*	3,804	1,059,072	2.94

Biotechnology
Amgen, Inc.	6,495	949,634	2.63
Celgene Corporation*	7,053	816,385	2.27
		1,766,019	4.90

Brewers
Anheuser-Busch InBev S.A.	10,732	1,135,918	3.15

Casinos & Gaming
Sands China Ltd.	214,400	931,753	2.59

Data Processing & Outsourced Services
Visa, Inc. - Cl. A	13,913	1,085,492	3.01
Wirecard A.G.	8,827	379,940	1.06
		1,465,432	4.07

Distillers & Vintners
Constellation Brands, Inc. - Cl. A	2,364	362,425	1.01

Diversified Banks
Barclays PLC	395,381	1,088,799	3.02

General Merchandise Stores
Dollarama, Inc.	15,102	1,106,569	3.07

Health Care Equipment
Intuitive Surgical, Inc.*	1,433	908,765	2.52

Health Care Facilities
HCA Holdings, Inc.*	5,113	378,464	1.05

Home Improvement Retail
The Home Depot, Inc.	8,591	$1,151,881	3.20%

Internet & Direct Marketing Retail
Amazon.com, Inc.*	1,887	1,415,005	3.93

Internet Software & Services
Alibaba Group Holding Ltd. Spon. ADR*	18,200	1,598,142	4.44
Alphabet, Inc. - Cl. A*	1,793	1,420,863	3.94
Facebook, Inc. - Cl. A*	15,246	1,754,052	4.87
Tencent Holdings Ltd.	78,900	1,930,148	5.36
		6,703,205	18.61

IT Consulting & Other Services
Accenture PLC - Cl. A	7,620	892,530	2.48

Managed Health Care
UnitedHealth Group, Inc.	7,928	1,268,797	3.52

Regional Banks
First Republic Bank	12,769	1,176,536	3.26

Research & Consulting Services
Nielsen Holdings PLC	16,761	703,124	1.95

Restaurants
Domino's Pizza Enterprises Ltd.	34,018	1,595,446	4.43
Domino's Pizza Group PLC	287,462	1,278,199	3.55
		2,873,645	7.98

Semiconductor Equipment
ASML Holding N.V.	10,156	1,140,165	3.16

Semiconductors
Infineon Technologies AG	64,420	1,119,572	3.11

Specialty Chemicals
The Sherwin-Williams Company	2,664	715,923	1.99

Specialty Stores
Tractor Supply Company	4,902	371,620	1.03

TOTAL COMMON STOCKS (Cost $30,226,122)		35,374,855	98.19

TOTAL INVESTMENTS (Cost $30,226,122)		35,374,855	98.19

Cash and Other Assets, Less Liabilities		652,539	1.81
NET ASSETS		$36,027,394	100.00%

*	Non-income producing.

See notes to schedules of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Market Value	Percent of Investment Securities
Australia	$1,595,446	4.51%
Belgium	1,135,918	3.21
Canada	1,106,569	3.13
China/Hong Kong	4,460,043	12.61
France	1,137,999	3.22
Germany	3,664,141	10.36
Ireland	1,277,042	3.61
Netherlands	1,140,165	3.22
United Kingdom	2,366,998	6.69
United States	17,490,534	49.44
	$35,374,855	100.00%

Notes to Schedules of Investments

Investment Valuation — A security traded on a recognized stock exchange is generally valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale price is reported on the valuation date, the most current bid price will generally be used, with the exception of short option positions which will generally utilize the most current ask price. Other securities for which over-the-counter market quotations are readily available are generally valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service approved by the Funds’ Board of Trustees and subject to review pursuant to procedures established by, and under the general supervision of, the Board of Trustees. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees. The Funds may use pricing services to assist in determining market value. The Board of Trustees has authorized the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios in certain circumstances where there is a significant change in the value of related US-traded securities, as represented by, for example, the S&P 500 Index.

“Fair Value Measurements and Disclosures” (the “Fair Value Statement”) defines fair value, establishes a framework for measuring fair value in Generally Accepted Accounting Principles (“GAAP”), and expands disclosures about fair value measurements. Under the Fair Value Statement, various inputs are used in determining the value of the Funds’ investments.

These inputs are summarized into three broad levels and described below:

▪	Level 1 – quoted prices in active markets for identical investments

▪	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, and evaluated quotations obtained from pricing services)

▪	Level 3 – significant unobservable inputs (including the Fund’s assumptions that market participants would use in determining the fair value of investments)

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers between the levels during the reporting period. The Funds recognize transfers between the levels as of the end of each reporting period and consider securities that are purchased during the reporting period as not having transferred between levels as of the end of the reporting period. There were no transfers between each of the three levels during the reporting period. The following is a summary of the fair values of the Funds’ investments in each category and economic sector as of December 31, 2016:

Fund Investments by
Major Security Type	Level 1	Level 2	Level 3	Total
Marsico Focus Fund
Assets
Common Stocks
Consumer Discretionary	$121,559,228	$-	$-	$121,559,228
Consumer Staples	15,629,058	-	-	15,629,058
Financials	31,594,843	-	-	31,594,843
Health Care	61,147,366	-	-	61,147,366
Information Technology	218,558,674	-	-	218,558,674
Materials	19,100,695	-	-	19,100,695
Real Estate	16,115,792	-	-	16,115,792
Short-term Investments	39,976,280	-	-	39,976,280
				$523,681,936

Marsico Growth Fund
Assets
Common Stocks
Consumer Discretionary	46,452,825	-	-	46,452,825
Consumer Staples	15,902,075	-	-	15,902,075
Financials	26,379,497	-	-	26,379,497
Health Care	41,233,160	-	-	41,233,160
Industrials	19,024,352	-	-	19,024,352
Information Technology	77,703,566	-	-	77,703,566
Materials	13,217,509	-	-	13,217,509
Real Estate	10,240,217	-	-	10,240,217
Short-term Investments	713,071	-	-	713,071
				$250,866,272

Marsico 21ST Century Fund
Assets
Common Stocks
Consumer Discretionary	43,789,002	-	-	43,789,002
Consumer Staples	20,838,698	-	-	20,838,698
Financials	23,113,252	-	-	23,113,252
Health Care	17,545,238	-	-	17,545,238
Industrials	15,915,678	-	-	15,915,678
Information Technology	73,919,615	-	-	73,919,615
Materials	10,193,048	-	-	10,193,048
Real Estate	4,299,020	-	-	4,299,020
Telecommunication Services	4,471,881	-	-	4,471,881
Short-term Investments	2,833,879	-	-	2,833,879
				$216,919,311

Marsico International Opportunities Fund
Assets
Common Stocks
Consumer Discretionary	$13,602,977	$-	$-	$13,602,977
Consumer Staples	2,741,343	-	-	2,741,343
Financials	5,789,947	-	-	5,789,947
Health Care	4,054,654	-	-	4,054,654
Industrials	5,870,281	-	-	5,870,281
Information Technology	19,801,605	-	-	19,801,605
Short-term Investments	180,840	-	-	180,840
				$52,041,647

Marsico Flexible Capital Fund
Assets
Common Stocks
Consumer Discretionary	46,043,138	-	-	46,043,138
Consumer Staples	37,045,038	-	-	37,045,038
Financials	17,224,376	-	-	17,224,376
Health Care	19,166,638	-	-	19,166,638
Industrials	38,045,222	-	-	38,045,222
Information Technology	50,196,472	-	-	50,196,472
Real Estate	12,184,937	-	-	12,184,937
Telecommunication Services	6,344,923	-	-	6,344,923
Convertible Preferred Stocks	3,119,224	-	-	3,119,224
Corporate Bonds	-	37,229,300	-	37,229,300
Preferred Stocks	14,966,751	-	-	14,966,751
				$281,566,019

Marsico Global Fund
Assets
Common Stocks
Consumer Discretionary	11,086,285	-	-	11,086,285
Consumer Staples	1,498,343	-	-	1,498,343
Financials	2,265,335	-	-	2,265,335
Health Care	4,322,045	-	-	4,322,045
Industrials	1,980,166	-	-	1,980,166
Information Technology	13,506,758	-	-	13,506,758
Materials	715,923	-	-	715,923
				$35,374,855

Foreign Currency Translation — The accounting records of the Funds are maintained in US dollars. For valuation purposes, values of securities denominated in foreign currencies are translated into US dollars at 4:00 p.m. Eastern Time. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains and losses on foreign currency transactions arise from sales of portfolio securities, forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the end of the reporting period. Net unrealized appreciation or depreciation on investments and foreign currency translations arises from changes in the value of assets and liabilities, including investments in securities at the end of the reporting period, resulting from changes in the exchange rates and changes in market prices of securities held. Transactions in foreign-denominated assets may involve greater risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk.

Federal Income Tax Information — “Accounting for Uncertainty in Income Taxes” (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years, fiscal years 2013-2016 as defined by Internal Revenue Service (“IRS”) statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended December 31, 2016, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At December 31, 2016 gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Focus Fund	Growth Fund	21ST Century Fund	International Opportunities Fund	Flexible Capital Fund	Global Fund

Cost of Investments	$425,244,534	$211,099,139	$172,537,886	$48,872,186	$236,802,101	$30,556,691

Gross Unrealized Appreciation	$105,868,462	$43,334,227	$50,532,711	$5,539,253	$46,163,854	$5,636,093
Gross Unrealized Depreciation	(7,431,060)	(3,567,094)	(6,151,286)	(2,369,792)	(1,399,936)	(817,929)

Net Unrealized Appreciation on Investments	$98,437,402	$39,767,133	$44,381,425	$3,169,461	$44,763,918	$4,818,164

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

Item 2.  Controls and Procedures

(a)
The registrant’s principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s fiscal quarter ended December 31, 2016 that materially affected, or were reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

(a)
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit	Description of Exhibit
A	Certificate of Principal Executive Officer
B	Certificate of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Marsico Investment Fund

By:	/s/ Christopher J. Marsico
Christopher J. Marsico
Executive Vice President and Chief Operating Officer

Date:	February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher J. Marsico
Christopher J. Marsico
Executive Vice President and Chief Operating Officer

Date:	February 28, 2017

By:	/s/ Neil L. Gloude
Neil L. Gloude
Vice President, Secretary and Treasurer

Date:	February 28, 2017